Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)
July 31, 2024

Number of Shares		Value
Common Stocks 85.9%
Apartments 9.2%
28,574	AvalonBay Communities, Inc.	$5,855,384
45,490	Camden Property Trust	5,038,018
124,664	UDR, Inc.	4,995,286
		15,888,688
Data Centers 4.1%
30,507	Digital Realty Trust, Inc.	4,560,492 (a)
3,288	Equinix, Inc.	2,598,309 (a)
		7,158,801
Free Standing 2.3%
68,724	Realty Income Corp.	3,946,819 (a)
Gaming 3.0%
45,945	Gaming & Leisure Properties, Inc.	2,306,439
92,979	VICI Properties, Inc.	2,906,524
		5,212,963
Health Care 11.1%
138,300	American Healthcare REIT, Inc.	2,204,502
151,532	Omega Healthcare Investors, Inc.	5,515,765 (a)
100,236	Ventas, Inc.	5,456,848 (a)
53,227	Welltower, Inc.	5,921,503 (a)
		19,098,618
Industrial 7.2%
79,003	Prologis, Inc.	9,958,328 (a)
60,533	STAG Industrial, Inc.	2,470,352 (a)
		12,428,680
Manufactured Homes 3.6%
30,096	Equity LifeStyle Properties, Inc.	2,066,994
33,320	Sun Communities, Inc.	4,222,643 (a)
		6,289,637
Mortgage Commercial Financing 4.8%
182,043	Blackstone Mortgage Trust, Inc. Class A	3,249,467 (a)
252,347	Starwood Property Trust, Inc.	5,034,323 (a)
		8,283,790
Mortgage Home Financing 3.9%
308,541	AGNC Investment Corp.	3,088,496
182,510	Annaly Capital Management, Inc.	3,633,774 (a)
		6,722,270
Office 3.5%
30,583	BXP, Inc.	2,180,874
123,776	Highwoods Properties, Inc.	3,833,342 (a)
		6,014,216
Regional Malls 6.4%
71,971	Simon Property Group, Inc.	11,043,230 (a)
See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Self Storage 4.7%
27,304	Public Storage	$8,079,800 (a)
Shopping Centers 4.8%
255,692	Kimco Realty Corp.	5,556,187 (a)
179,663	Retail Opportunity Investments Corp.	2,685,962
		8,242,149
Single Family Homes 1.7%
81,395	Invitation Homes, Inc.	2,870,802
Specialty 3.6%
60,713	Iron Mountain, Inc.	6,226,725 (a)
Telecommunications 12.0%
56,976	American Tower Corp.	12,557,511 (a)
74,315	Crown Castle, Inc.	8,180,595 (a)
		20,738,106

Total Common Stocks (Cost $140,050,676)		148,245,294
Preferred Stocks(b) 42.1%
Data Centers 1.7%
38,326	Digital Realty Trust, Inc., Series K, 5.85%	943,969
89,449	Digital Realty Trust, Inc., Series L, 5.20%	1,929,415 (a)
		2,873,384
Diversified 2.5%
93,000	Armada Hoffler Properties, Inc., Series A, 6.75%	2,018,100 (a)
80,155	Gladstone Commercial Corp., Series G, 6.00%	1,607,909
29,000	Global Net Lease, Inc., Series A, 7.25%	622,920
		4,248,929
Free Standing 3.0%
184,350	Agree Realty Corp., Series A, 4.25%	3,403,101 (a)
73,589	Realty Income Corp., Series A, 6.00%	1,794,100
		5,197,201
Lodging/Resorts 5.7%
125,000	Ashford Hospitality Trust, Inc., Series G, 7.38%	2,041,250 (a)
186,500	Chatham Lodging Trust, Series A, 6.63%	3,879,200
21,350	DiamondRock Hospitality Co., Series A, 8.25%	535,031 (a)
28,179	Pebblebrook Hotel Trust, Series G, 6.38%	567,243
56,420	Summit Hotel Properties, Inc., Series E, 6.25%	1,167,330 (a)
36,990	Summit Hotel Properties, Inc., Series F, 5.88%	760,514
30,000	Sunstone Hotel Investors, Inc., Series H, 6.13%	639,000
12,400	Sunstone Hotel Investors, Inc., Series I, 5.70%	248,000
		9,837,568
Manufactured Homes 0.5%
34,673	UMH Properties, Inc., Series D, 6.38%	828,338
Mortgage Commercial Financing 0.3%
30,000	KKR Real Estate Finance Trust, Inc., Series A, 6.50%	571,500 (a)
See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Office 7.0%
6,000	Highwoods Properties, Inc., Series A, 8.63%	$6,420,150
146,404	Hudson Pacific Properties, Inc., Series C, 4.75%	1,872,507
9,188	SL Green Realty Corp., Series I, 6.50%	201,769
43,000	Vornado Realty Trust, Series L, 5.40%	674,670
132,100	Vornado Realty Trust, Series M, 5.25%	2,011,883
54,925	Vornado Realty Trust, Series N, 5.25%	843,648 (a)
9,143	Vornado Realty Trust, Series O, 4.45%	120,230
		12,144,857
Real Estate Management & Development 6.0%
50,000	Brookfield Property Partners LP, Series A, 5.75%	629,500
263,166	DigitalBridge Group, Inc., Series I, 7.15%	5,937,025 (a)
165,800	DigitalBridge Group, Inc., Series J, 7.13%	3,738,790 (a)
		10,305,315
Self Storage 7.1%
27,100	National Storage Affiliates Trust, Series A, 6.00%	608,124
31,050	Public Storage, Series H, 5.60%	766,625
29,000	Public Storage, Series I, 4.88%	625,530
33,176	Public Storage, Series J, 4.70%	685,084 (a)
102,000	Public Storage, Series K, 4.75%	2,130,780 (a)
80,793	Public Storage, Series L, 4.63%	1,638,482 (a)
31,700	Public Storage, Series M, 4.13%	581,061 (a)
118,790	Public Storage, Series P, 4.00%	2,076,449 (a)
19,775	Public Storage, Series Q, 3.95%	347,447
154,200	Public Storage, Series S, 4.10%	2,778,684 (a)
		12,238,266
Shopping Centers 5.5%
22,313	Cedar Realty Trust, Inc., Series C, 6.50%	286,722
34,375	CTO Realty Growth, Inc., Series A, 6.38%	751,438
55,600	Federal Realty Investment Trust, Series C, 5.00%	1,175,384
12,369	Kimco Realty Corp., Series L, 5.13%	266,799
56,425	Kimco Realty Corp., Series M, 5.25%	1,234,015 (a)
8,000	Regency Centers Corp., Series A, 6.25%	186,000
123,750	Regency Centers Corp., Series B, 5.88%	2,734,875
58,523	Saul Centers, Inc., Series E, 6.00%	1,190,943 (a)
72,445	SITE Centers Corp., Series A, 6.38%	1,690,142 (a)
		9,516,318
Single Family Homes 2.4%
165,620	American Homes 4 Rent, Series G, 5.88%	3,792,698 (a)
13,000	American Homes 4 Rent, Series H, 6.25%	311,740
		4,104,438
Specialty 0.4%
31,908	EPR Properties, Series G, 5.75%	669,430 (a)
Total Preferred Stocks (Cost $84,926,459)		72,535,544
See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)  (cont’d)
Number of Units		Value
Master Limited Partnerships and Limited Partnerships 0.8%
Real Estate Management & Development 0.8%
90,388	Brookfield Property Preferred LP, 6.25% (Cost $2,259,939)	$1,402,822
Number of Shares

Short-Term Investments 0.2%
Investment Companies 0.2%
358,644	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(c) (Cost $358,644)	358,644
Total Investments 129.0% (Cost $227,595,718)		222,542,304
Liabilities Less Other Assets (29.0)%		(50,048,838)
Net Assets Applicable to Common Stockholders 100.0%		$172,493,466

(a)	All or a portion of this security is pledged with the custodian in connection with the Fund's loans payable outstanding.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Represents 7-day effective yield as of July 31, 2024.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$148,245,294	$—	$—	$148,245,294
Preferred Stocks
Office	5,724,707	6,420,150	—	12,144,857
Other Preferred Stocks#	60,390,687	—	—	60,390,687
Total Preferred Stocks	66,115,394	6,420,150	—	72,535,544
Master Limited Partnerships and Limited Partnerships#	1,402,822	—	—	1,402,822
Short-Term Investments	—	358,644	—	358,644
Total Investments	$215,763,510	$6,778,794	$—	$222,542,304

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2024
Notes to Schedule of Investments Real Estate Securities Income Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement” ("ASC 820"), all investments held by Neuberger Berman Real Estate Securities Income Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, master limited partnerships and limited partnerships, and certain preferred stocks, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations. The value of certain preferred stock is determined by Management by obtaining valuations from independent pricing services which are based on market information which may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (generally Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Real Estate Securities Income Fund Inc. (Unaudited)  (cont’d)
of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Real Estate Securities Income Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.